UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Penn Capital Managed Alpha SMID Cap Equity Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks: 88.5%	Shares	Value
Aerospace & Defense: 3.2%
Huntington Ingalls Industries, Inc.	853	$176,742
Mercury Systems, Inc. (a)	4,234	271,315
		448,057
Banks: 5.9%
BOK Financial Corp.	2,012	164,079
Pinnacle Financial Partners, Inc.	3,159	172,797
Sterling Bancorp	8,029	149,580
Webster Financial Corp.	3,492	176,940
Western Alliance Bancorp (a)	3,658	150,124
		813,520
Beverages: 1.5%
MGP Ingredients, Inc.	2,756	212,625
Biotechnology: 1.8%
Exelixis, Inc. (a)	10,485	249,543
Building Products: 1.2%
Allegion PLC	1,896	171,986
Chemicals: 1.0%
HB Fuller Co.	2,873	139,743
Commercial Services & Supplies: 2.0%
KAR Auction Services, Inc.	5,492	281,795
Construction Materials: 1.4%
Martin Marietta Materials, Inc.	960	193,133
Containers & Packaging: 1.4%
Berry Global Group, Inc. (a)	3,606	194,255
Diversified Financial Services: 2.3%
Voya Financial, Inc.	6,245	312,000
Electric Utilities: 1.9%
ALLETE, Inc.	3,124	256,886
Entertainment: 1.6%
Live Nation Entertainment, Inc. (a)	3,574	227,092
Food Products: 1.4%
Lamb Weston Holdings, Inc.	2,568	192,446
Health Care Equipment & Supplies: 6.6%
ICU Medical, Inc. (a)	879	210,371
LivaNova PLC (a)	2,392	232,622
Teleflex, Inc.	754	227,829
Wright Medical Group NV (a)	7,657	240,813
		911,635
Health Care Providers & Services: 3.6%
LHC Group, Inc. (a)	2,064	228,815
WellCare Health Plans, Inc. (a)	984	265,434
		494,249
Health Care Technology: 1.4%
Allscripts Healthcare Solutions, Inc. (a)	20,545	195,999
Hotels, Restaurants & Leisure: 3.3%
Boyd Gaming Corp.	5,507	150,672
Red Rock Resorts, Inc. - Class A	5,470	141,400
Vail Resorts, Inc.	771	167,538
		459,610
Household Durables: 1.1%
Roku, Inc. (a)	2,351	151,663

Independent Power and Renewable Electricity Producers: 1.0%
Ormat Technologies, Inc.	2,516	138,757
Insurance: 5.4%
Arch Capital Group Ltd. (a)	11,313	365,636
Fidelity National Financial, Inc.	6,126	223,905
Reinsurance Group of America, Inc.	1,100	156,178
		745,719
Interactive Media & Services: 1.9%
IAC (a)	1,236	259,696
IT Services: 4.7%
Black Knight, Inc. (a)	4,420	240,890
GoDaddy, Inc. - Class A (a)	3,381	254,217
MongoDB, Inc. (a)	1,067	156,870
		651,977
Machinery: 1.4%
Allison Transmission Holdings, Inc.	4,243	190,596
Media: 2.9%
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	4,372	166,923
Nexstar Media Group, Inc. - Class A	2,209	239,389
		406,312
Metals & Mining: 1.2%
Commercial Metals Co.	9,420	160,894
Oil, Gas & Consumable Fuels: 3.9%
Arch Coal, Inc. - Class A	2,023	184,639
Cabot Oil & Gas Corp.	6,236	162,760
Diamondback Energy, Inc.	1,954	198,390
		545,789
Pharmaceuticals: 3.5%
Elanco Animal Health, Inc. (a)	9,257	296,872
Pacira Pharmaceuticals, Inc. (a)	4,899	186,456
		483,328
Professional Services: 2.4%
TransUnion	4,915	328,519
Road & Rail: 1.1%
Schneider National, Inc. - Class B	7,167	150,865
Semiconductors & Semiconductor Equipment: 4.1%
Marvell Technology Group Ltd.	9,980	198,502
Semtech Corp. (a)	3,678	187,247
Teradyne, Inc.	4,581	182,507
		568,256
Software: 5.1%
Five9, Inc. (a)	4,339	229,229
Nice Ltd. - ADR (a)	2,015	246,858
Tyler Technologies, Inc. (a)	1,138	232,607
		708,694
Specialty Retail: 3.4%
Burlington Stores, Inc. (a)	1,717	269,020
Floor & Decor Holdings, Inc. - Class A (a)	4,933	203,338
TravelCenters of America LLC (a)	1	2
		472,360
Technology Hardware, Storage & Peripherals: 1.3%
Pure Storage, Inc. - Class A (a)	8,141	177,392
Trading Companies & Distributors: 0.9%
United Rentals, Inc. (a)	1,129	128,988
Water Utilities: 1.7%
Aqua America, Inc.	6,476	235,985
Total Common Stocks (cost $10,307,794)		12,260,364

Real Estate Investment Trusts (REITs): 9.9%
Camden Property Trust	2,614	265,321
CyrusOne, Inc.	4,770	250,139
Healthcare Trust of America, Inc. - Class A	9,559	273,292
Invitation Homes, Inc.	11,771	286,388
MGM Growth Properties LLC - Class A	9,074	292,637
Total REITs (cost $1,286,823)		1,367,777

Short-Term Investment: 1.7%
Money Market Deposit Account: 1.7%
U.S. Bank Money Market Deposit Account, 2.300%	238,035	238,035
Total Short-Term Investment (cost $238,035)		238,035

Total Investments - 100.1% (cost $11,832,652)		13,866,176
Liabilities in Excess of Other Assets (0.1)%		(19,964)
Net Assets: 100.0%		$13,846,212

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	No distribution or dividend was made during the period ending March 31, 2019. As such, it is classified as a non-income producing security as of March 31, 2019.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:
Cost of investments	$11,832,652
Gross unrealized appreciation	2,383,743
Gross unrealized depreciation	(350,219)
Net unrealized appreciation	$2,033,524

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	89.49%
Bermuda	4.07%
Israel	1.78%
Netherlands	1.74%
United Kingdom	1.68%
Ireland	1.24%

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks: 95.4%	Shares	Value
Auto Components: 0.8%
Modine Manufacturing Co. (a)	5,943	$82,429
Banks: 6.7%
FB Financial Corp.	4,830	153,401
First BanCorp	12,348	141,508
Veritex Holdings, Inc.	4,710	114,076
Webster Financial Corp.	1,771	89,736
Western Alliance Bancorp (a)	4,819	197,772
		696,493
Beverages: 1.0%
MGP Ingredients, Inc.	1,368	105,541
Biotechnology: 1.6%
Exelixis, Inc. (a)	6,781	161,388
Capital Markets: 0.9%
PJT Partners, Inc. - Class A	2,293	95,847
Construction & Engineering: 1.5%
MasTec, Inc. (a)	3,248	156,229
Construction Materials: 1.5%
Summit Materials, Inc. - Class A (a)	10,000	158,700
Diversified Consumer Services: 1.5%
Chegg, Inc. (a)	4,029	153,585
Electrical Equipment: 1.2%
TPI Composites, Inc. (a)	4,180	119,632
Electronic Equipment, Instruments & Components: 1.0%
Itron, Inc. (a)	2,128	99,271
Energy Equipment & Services: 4.4%
Keane Group, Inc. (a)	12,282	133,751
Mammoth Energy Services, Inc.	6,713	111,772
Noble Corp. PLC (a)	42,830	122,922
Patterson-UTI Energy, Inc.	6,370	89,307
		457,752
Entertainment: 2.9%
AMC Entertainment Holdings, Inc. - Class A	10,647	158,108
Zynga, Inc. - Class A (a)	26,631	141,943
		300,051
Food & Staples Retailing: 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	5,926	162,372
Health Care Equipment & Supplies: 6.3%
ICU Medical, Inc. (a)	785	187,874
LivaNova PLC (a)	2,000	194,500
OraSure Technologies, Inc. (a)	11,611	129,463
Wright Medical Group NV (a)	4,594	144,481
		656,318
Health Care Providers & Services: 3.0%
LHC Group, Inc. (a)	1,289	142,899
R1 RCM, Inc. (a)	17,747	171,613
		314,512

Health Care Technology: 2.9%
Allscripts Healthcare Solutions, Inc. (a)	16,339	155,874
Omnicell, Inc. (a)	1,791	144,785
		300,659
Hotels, Restaurants & Leisure: 11.0%
Extended Stay America, Inc.	7,154	128,414
Full House Resorts, Inc. (a)	62,873	127,004
Golden Entertainment, Inc. (a)	13,121	185,793
Penn National Gaming, Inc. (a)	7,136	143,434
Planet Fitness, Inc. - Class A (a)	1,702	116,962
Red Rock Resorts, Inc. - Class A	7,504	193,978
Scientific Games Corp. (a)	5,298	108,185
SeaWorld Entertainment, Inc. (a)	5,174	133,282
		1,137,052
IT Services: 4.8%
Carbonite, Inc. (a)	4,117	102,143
Everi Holdings, Inc. (a)	19,600	206,192
InterXion Holding NV (a)	2,788	186,043
		494,378
Machinery: 5.8%
EnPro Industries, Inc.	1,517	97,771
Evoqua Water Technologies Corp. (a)	12,032	151,363
Gardner Denver Holdings, Inc. (a)	4,313	119,944
Milacron Holdings Corp. (a)	9,518	107,744
Welbilt, Inc. (a)	7,816	128,026
		604,848
Media: 7.5%
The E.W. Scripps Co. - Class A	8,325	174,825
Gray Television, Inc. (a)	9,524	203,433
Nexstar Media Group, Inc. - Class A	1,857	201,243
Sinclair Broadcast Group, Inc. - Class A	5,104	196,402
		775,903
Metals & Mining: 0.9%
Cleveland-Cliffs, Inc.	9,897	98,871
Oil, Gas & Consumable Fuels: 3.4%
Enerplus Corp.	14,392	121,037
Whiting Petroleum Corp. (a)	2,758	72,094
WPX Energy, Inc. (a)	12,037	157,805
		350,936
Pharmaceuticals: 1.4%
Pacira Pharmaceuticals, Inc. (a)	3,844	146,303
Road & Rail: 1.4%
Marten Transport Ltd.	4,380	78,095
Schneider National, Inc. - Class B	3,180	66,939
		145,034
Semiconductors & Semiconductor Equipment: 3.3%
Semtech Corp. (a)	2,984	151,916
Silicon Motion Technology Corp. - ADR	2,780	110,199
Versum Materials, Inc.	1,559	78,433
		340,548
Software: 7.9%
Cloudera, Inc. (a)	11,420	124,935

Five9, Inc. (a)	3,110	164,301
Instructure, Inc. (a)	2,692	126,847
Mimecast Ltd. (a)	3,492	165,346
Nice Ltd. - ADR (a)	1,105	135,374
Q2 Holdings, Inc. (a)	1,394	96,548
		813,351
Specialty Retail: 4.2%
Five Below, Inc. (a)	1,066	132,450
Floor & Decor Holdings, Inc. - Class A (a)	3,875	159,728
National Vision Holdings, Inc. (a)	4,492	141,184
		433,362
Textiles, Apparel & Luxury Goods: 1.4%
G-III Apparel Group Ltd. (a)	3,748	149,770
Thrifts & Mortgage Finance: 1.2%
WSFS Financial Corp.	3,138	121,127
Trading Companies & Distributors: 1.4%
Beacon Roofing Supply, Inc. (a)	4,404	141,633
Wireless Telecommunication Services: 1.0%
Gogo, Inc. (a)	23,612	106,018
Total Common Stocks (cost $8,901,672)		9,879,913

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	94
Total Contingent Value Right (cost $0)		94

Real Estate Investment Trusts (REITs): 3.7%
NexPoint Residential Trust, Inc.	3,818	146,382
Pebblebrook Hotel Trust	3,668	113,928
Physicians Realty Trust	6,326	118,992
Total REITs (cost $371,770)		379,302

Short-Term Investment: 1.0%
Money Market Deposit Account: 1.0%
U.S. Bank Money Market Deposit Accout, 2.300%	98,500	98,500
Total Short-Term Investment (cost $98,500)		98,500

Total Investments - 100.1% (cost $9,371,942)		10,357,809
Liabilities in Excess of Other Assets (0.1)%		(6,433)
Net Assets: 100.0%		$10,351,376

Percentages are stated as a percent of net assets.

(a)	No distribution or dividend was made during the period ending March 31, 2019. As such, it is classified as a non-income producing security as of March 31, 2019.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:
Cost of investments	$9,371,942
Gross unrealized appreciation	1,824,484
Gross unrealized depreciation	(838,617)
Net unrealized appreciation	$985,867

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	87.24%
Netherlands	3.19%
United Kingdom	3.06%
Jersey	1.60%
Puerto Rico	1.37%
Israel	1.31%
Canada	1.17%
Cayman Islands	1.06%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Multi-Credit High Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds: 55.5%	Principal	Value
Aerospace: 0.2%
TransDigm, Inc., 6.250%, 3/15/26 (a)	$35,000	$36,313
Airline Companies: 1.3%
VistaJet Malta Finance PLC, 7.750%, 6/1/20 (a)	200,000	198,500
Auto Parts & Equipment: 0.5%
Meritor, Inc., 6.250%, 2/15/24	70,000	71,925
Banking: 0.9%
Ally Financial, Inc., 8.000%, 3/15/20	35,000	36,575
Ally Financial, Inc., 5.750%, 11/20/25	90,000	95,860
		132,435
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	60,000	61,050
Building & Construction: 0.6%
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	50,000	45,500
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	35,000	35,700
		81,200
Building Materials: 0.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	75,000	71,250
Chemical Compaines: 0.3%
Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)	50,000	47,375
Computer Hardware: 1.2%
Dell International LLC, 4.900%, 10/1/26 (a)	35,000	35,642
Dell International LLC, 8.100%, 7/15/36 (a)	45,000	52,996
NCR Corp., 5.000%, 7/15/22	35,000	34,913
NCR Corp., 6.375%, 12/15/23	50,000	51,409
		174,960
Consumer/Commercial/Lease Financing: 1.9%
DAE Funding LLC, 5.750%, 11/15/23 (a)	65,000	66,787
Navient Corp., 5.875%, 10/25/24	65,000	62,887
Navient Corp., 7.250%, 9/25/23	35,000	36,969
Navient Corp., 8.000%, 3/25/20	35,000	36,400
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	35,000	35,872
Park Aerospace Holdings Ltd., 4.500%, 3/15/23 (a)	45,000	44,775
		283,690
Consumer-Products: 0.3%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	45,000	46,350
Diversified Capital Goods: 0.3%
General Electric Co., 4.500%, 3/11/44	40,000	36,605
Electric-Generation: 1.6%
Calpine Corp., 5.875%, 1/15/24 (a)	25,000	25,625
Calpine Corp., 5.375%, 1/15/23	35,000	35,044
GenOn Energy, Inc., 9.392% (6 Month LIBOR + 6.500%), 12/1/23 (b)	100,000	99,250
Talen Energy Supply LLC, 9.500%, 7/15/22 (a)	70,000	75,250
		235,169
Energy-Exploration & Production: 5.2%
Callon Petroleum Co., 6.125%, 10/1/24	35,000	35,175
Comstock Resources, Inc., 9.750%, 8/15/26 (a)	75,000	69,000
Covey Park Energy LLC, 7.500%, 5/15/25 (a)	55,000	50,996
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	14,550

Gulfport Energy Corp., 6.000%, 10/15/24	60,000	54,458
Jagged Peak Energy LLC, 5.875%, 5/1/26	40,000	39,662
Matador Resources Co., 5.875%, 9/15/26	50,000	49,875
Montage Resources Corp., 8.875%, 7/15/23	70,000	66,675
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (c)	55,000	56,925
Oasis Petroleum, Inc., 6.250%, 5/1/26 (a)	75,000	71,437
PDC Energy, Inc., 6.125%, 9/15/24	50,000	50,000
Range Resources Corp., 5.000%, 8/15/22	80,000	79,200
Southwestern Energy Co., 6.200%, 1/23/25	35,000	34,388
Unit Corp., 6.625%, 5/15/21	90,000	86,400
		758,741
Entertainment: 1.2%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	110,000	102,828
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)	30,000	31,425
National CineMedia LLC, 5.750%, 8/15/26	40,000	36,800
		171,053
Food & Drug Retailers: 1.0%
Albertsons Cos LLC, 6.625%, 6/15/24	75,000	75,750
Ingles Markets, Inc., 5.750%, 6/15/23	65,000	66,219
		141,969
Food-Wholesale: 1.6%
KeHE Distributors LLC, 7.625%, 8/15/21 (a)	95,000	94,050
Pilgrim's Pride Corp., 5.750%, 3/15/25 (a)	60,000	60,600
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	90,000	78,975
		233,625
Forestry/Paper: 0.9%
Mercer International, Inc., 7.375%, 1/15/25 (a)	40,000	42,000
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	100,000	94,000
		136,000
Gaming: 1.6%
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)	40,000	41,950
Scientific Games International, Inc., 10.000%, 12/1/22	65,000	68,413
Scientific Games International, Inc., 8.250%, 3/15/26 (a)	35,000	35,700
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	50,000	52,125
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	35,000	35,525
		233,713
Gas Distribution: 2.7%
DCP Midstream Operating LP, 5.850% (3 Month US LIBOR + 3.850%), 5/21/43 (a)(b)	90,000	83,925
DCP Midstream Operating LP, 3.875%, 3/15/23	55,000	54,725
Enterprise Products Operating LLC, 4.875% (3 Month US LIBOR + 2.986%), 8/16/77 (b)	50,000	46,208
NGL Energy Partners LP, 7.500%, 11/1/23	55,000	56,903
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	54,000
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	45,000	48,297
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28	60,000	60,543
		404,601
Hospitals: 1.0%
HCA, Inc., 5.500%, 6/15/47	35,000	37,349
Tenet Healthcare Corp., 8.125%, 4/1/22	40,000	43,034
Tenet Healthcare Corp., 6.750%, 6/15/23	70,000	72,100
		152,483

Hotels: 0.2%
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26 (a)	30,000	31,431
Household & Leisure Products/Durables: 0.3%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	45,028
Investments & Miscellaneous Financial Services: 0.8%
Icahn Enterprises LP, 6.750%, 2/1/24	55,000	57,338
Icahn Enterprises LP, 6.375%, 12/15/25	60,000	61,425
		118,763
Media-Broadcast: 2.2%
Gray Television, Inc., 7.000%, 5/15/27 (a)	30,000	31,875
Gray Television, Inc., 5.875%, 7/15/26 (a)	25,000	25,442
Gray Television, Inc., 5.125%, 10/15/24 (a)	65,000	65,163
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	45,000	40,725
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	30,000	30,263
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	40,000	38,300
Univision Communications, Inc., 5.125%, 5/15/23 (a)	50,000	47,500
Urban One, Inc., 7.375%, 10/15/22 (a)	45,000	43,425
		322,693
Media-Cable: 3.4%
Altice France SA, 6.250%, 5/15/24 (a)	250,000	251,875
CSC Holdings LLC, 6.750%, 11/15/21	65,000	69,469
DISH DBS Corp., 5.875%, 7/15/22	185,000	179,043
		500,387
Media-Services: 1.0%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	110,000	116,600
MDC Partners, Inc., 6.500%, 5/1/24 (a)	45,000	37,237
		153,837
Metals/Mining Excluding Steel: 3.8%
Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	65,000	67,681
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	115,000	110,113
CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	90,000	102,150
Ferroglobe PLC, 9.375%, 3/1/22 (a)	150,000	129,000
Peabody Energy Corp., 6.375%, 3/31/25 (a)	45,000	43,830
Teck Resources Ltd., 6.250%, 7/15/41	75,000	80,115
Teck Resources Ltd., 5.200%, 3/1/42	35,000	33,786
		566,675
Multi-Line Insurance: 0.4%
Genworth Holdings, Inc., 7.625%, 9/24/21	55,000	53,075
Non-Food & Drug Retailers: 0.7%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	71,000	70,823
The Men's Wearhouse, Inc., 7.000%, 7/1/22	36,000	35,460
		106,283
Oil Field Equipment & Services: 2.4%
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	23,875
CSI Compressco LP, 7.250%, 8/15/22	45,000	39,375
Nabors Industries, Inc., 4.625%, 9/15/21	80,000	79,000
Nabors Industries, Inc., 5.500%, 1/15/23	60,000	57,270
Noble Holding International Ltd., 7.750%, 1/15/24	50,000	45,017
Transocean Poseidon Ltd., 6.875%, 2/1/27 (a)	35,000	36,400
Transocean, Inc., 6.800%, 3/15/38	45,000	35,325
Transocean, Inc., 9.000%, 7/15/23 (a)	30,000	31,988
		348,250

Oil Refining & Marketing: 0.4%
PBF Holding Co. LLC, 7.000%, 11/15/23	20,000	20,570
PBF Holding Co. LLC, 7.250%, 6/15/25	30,000	30,795
		51,365
Pharmaceuticals & Devices: 4.1%
Bausch Health Americas, Inc., 9.250%, 4/1/26 (a)	30,000	32,829
Bausch Health Cos, Inc., 5.875%, 5/15/23 (a)	210,000	212,100
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	35,000	34,650
Endo Finance LLC, 5.375%, 1/15/23 (a)	100,000	82,000
Jaguar Holding Co. II, 6.375%, 8/1/23 (a)	90,000	91,687
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	100,000	108,250
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	45,000	44,775
		606,291
Printing & Publishing: 1.2%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	45,000	45,956
Meredith Corp., 6.875%, 2/1/26	130,000	136,825
		182,781
Real Estate Development & Management: 0.5%
Realogy Group LLC, 4.875%, 6/1/23 (a)	85,000	79,050
Support-Services: 1.9%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23 (a)	70,000	74,112
Staples, Inc., 8.500%, 9/15/25 (a)	35,000	38,150
The ADT Security Corp., 4.875%, 7/15/32 (a)	50,000	40,500
The Hertz Corp., 5.875%, 10/15/20	35,000	34,991
The Hertz Corp., 7.625%, 6/1/22 (a)	85,000	86,998
		274,751
Telecom-Integrated/Services: 5.1%
CenturyLink, Inc., 7.600%, 9/15/39	125,000	109,687
CenturyLink, Inc., 7.500%, 4/1/24	80,000	84,600
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	55,000	50,632
Cogent Communications Finance, Inc., 5.625%, 4/15/21 (a)	65,000	65,813
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	62,650
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	80,000	86,400
Intelsat Connect Finance SA, 9.500%, 2/15/23 (a)	80,000	70,824
Intelsat Luxembourg SA, 7.750%, 6/1/21	190,000	170,406
Qwest Corp., 6.875%, 9/15/33	45,000	44,810
		745,822
Telecom-Wireless: 1.9%
GTT Communications, Inc., 7.875%, 12/31/24 (a)	35,000	30,625
Sprint Capital Corp., 6.875%, 11/15/28	55,000	52,869
Sprint Capital Corp., 8.750%, 3/15/32	35,000	36,928
Sprint Corp., 7.875%, 9/15/23	40,000	42,000
Sprint Corp., 7.125%, 6/15/24	90,000	91,350
Sprint Corp., 7.625%, 3/1/26	25,000	25,375
		279,147
Total Corporate Bonds (cost $8,060,880)		8,174,636

Convertible Bond: 0.5%
Telecom-Wireless: 0.5%
Gogo, Inc., 3.750%, 3/1/20	70,000	67,908
Total Convertible Bond (cost $65,217)		67,908

Bank Loans: 15.4% (d)
Aerospace: 0.4%
Dynasty Acquisition Co., Inc., 6.602% (1 Month US LIBOR + 4.000%), 1/24/26	32,517	32,508
Standard Aero Ltd., 6.602% (1 Month US LIBOR + 4.000%), 1/24/26	17,483	17,478
		49,986
Automotive: 0.7%
Navistar Financial Corp., 6.250% (1 Month US LIBOR + 3.750%), 7/30/25	99,500	99,251
Chemical Companies: 0.3%
Tronox Blocked Borrower LLC, 5.499% (1 Month US LIBOR + 3.000%), 9/22/24	32,238	32,067
Tronox Finance LLC, 5.499% (1 Month US LIBOR + 3.000%), 9/22/24	14,928	14,848
		46,915
Consumer-Products: 1.3%
BDF Acquisition Corp., 7.749% (1 Month US LIBOR + 5.250%), 8/8/23	49,481	47,254
HLF Financing Sarl LLC, 5.749% (1 Month US LIBOR + 3.250%), 8/16/25	99,625	99,641
JP Intermediate B LLC, 8.244% (3 Month US LIBOR + 5.500%), 11/20/25	49,375	46,248
		193,143
Environmental & Waste: 0.3%
GFL Environmental, Inc., 5.499%, 5/31/25
(1 Month US LIBOR + 3.00%)	32,557	31,412
(1 Month US LIBOR + 3.00%)	15,288	14,751
(1 Month US LIBOR + 3.00%)	1,904	1,837
Food-Wholesale: 0.7%		48,000
JBS USA LUX SA, 4.984%, 10/30/22
(3 Month US LIBOR + 2.500%)	51,089	50,688
(1 Month US LIBOR + 2.500%)	8,606	8,538
Weight Watchers International, Inc., 7.560% (3 Month US LIBOR + 4.750%), 11/29/24	48,052	45,619
		104,845
Gaming: 0.3%
Stars Group Holdings BV, 6.101%, 7/10/25
(3 Month US LIBOR + 3.500%)	44,868	44,746
(3 Month US LIBOR + 3.500%)	3,479	3,469
		48,215
Gas Distribution: 0.7%
Tallgrass Energy LP, 7.366% (3 Month US LIBOR + 4.750%), 3/11/26	50,000	50,062
Woodford Express LLC, 7.499% (1 Month US LIBOR + 5.000%), 1/26/25	49,500	47,845
		97,907
Health Care Providers & Services: 0.3%
R1 RCM, Inc., 7.749% (1 Month US LIBOR + 5.250%), 5/8/25	49,625	49,129
Health Services: 0.8%
American Renal Holdings, Inc., 5.749% (1 Month US LIBOR + 3.250%), 6/22/24	74,432	70,617
Gentiva Health Services, Inc., 6.250% (1 Month US LIBOR + 3.750%), 7/2/25	48,624	48,686
		119,303
Industrial Conglomerates: 0.3%
Deliver Buyer, Inc., 7.601% (3 Month US LIBOR + 5.000%), 5/1/24	49,621	49,063
Investments & Miscellaneous Financial Services: 1.0%
Russell Investments US Institutional Holdco, Inc., 5.851% (3 Month US LIBOR + 3.250%), 6/1/23	49,491	48,708
The Edelman Financial Center LLC, 6.037% (3 Month US LIBOR + 3.250%), 7/19/25	49,875	49,423
VeriFone Systems, Inc., 6.683% (3 Month US LIBOR + 4.000%), 8/20/25	49,875	49,064
		147,195
Media-Broadcast: 0.7%
ION Media Networks, Inc., 5.250% (1 Month US LIBOR + 2.750%), 12/18/20	50,000	49,812
Univision Communications, Inc., 5.249% (1 Month US LIBOR + 2.750%), 3/15/24	48,497	45,620
		95,432
Metals & Mining: 0.7%
Big River Steel LLC, 7.601% (3 Month US LIBOR + 5.000%), 8/23/23	99,245	99,493

Metals/Mining Excluding Steel: 1.0%
Aleris International, Inc., 7.249% (1 Month US LIBOR + 4.750%), 2/27/23	49,625	49,526
American Rock Salt Co. LLC, 6.249% (1 Month US LIBOR + 3.750%), 3/21/25	49,749	49,500
CONSOL Energy, Inc., 7.250% (1 Month US LIBOR + 4.500%), 9/26/24	50,000	50,562
		149,588
Mortgage Real Estate Investment Trusts (REITs): 0.3%
GGP Nimbus LLC, 4.995%, 8/24/25
(1 Month US LIBOR + 2.500%)	37,334	35,887
(1 Month US LIBOR + 2.500%)	12,416	11,935
		47,822
Multi-Line Insurance: 0.3%
Asurion LLC, 5.499% (1 Month US LIBOR + 3.000%), 8/4/22	45,441	45,165
Non-Food & Drug Retailers: 0.3%
Calceus Acquisition, Inc., 8.004% (1 Month US LIBOR + 5.500%), 2/12/25	50,000	49,594
Pharmaceuticals: 0.3%
Amneal Pharmaceuticals LLC, 6.000% (1 Month US LIBOR + 3.500%), 5/4/25	49,613	49,427
Pharmaceuticals & Devices: 1.0%
Bausch Health Americas, Inc., 5.481% (1 Month US LIBOR + 3.000%), 6/1/25	46,250	45,920
Endo International PLC, 6.750% (1 Month US LIBOR + 4.250%), 4/27/24	49,496	48,498
Greatbatch Ltd., 5.490% (1 Month US LIBOR + 3.000%), 10/27/22	48,339	48,324
		142,742
Restaurants: 0.5%
Del Frisco's Restaurant Group, Inc., 8.500% (1 Month US LIBOR + 6.000%), 6/27/25	74,438	71,460
Software/Services: 0.8%
Go Daddy Operating Co. LLC, 4.749%, 2/15/24
(1 Month US LIBOR + 2.250%)	28,415	28,182
(1 Month US LIBOR + 2.250%)	21,332	21,157
New Media Holdings II LLC, 8.749% (1 Month US LIBOR + 6.250%), 7/14/22	74,248	73,599
		122,938
Specialty Retail: 0.3%
Staples, Inc., 6.489% (1 Month US LIBOR + 4.000%), 9/12/24	49,623	49,171
Support-Services: 0.4%
UOS LLC, 7.998%, 4/18/23
(1 Month US LIBOR + 5.500%)	45,311	45,311
(1 Month US LIBOR + 5.500%)	4,436	4,436
		49,747
Telecom-Integrated/Services: 0.6%
Altice France SA, 6.484% (1 Month US LIBOR + 4.000%), 8/14/26	49,875	47,681
Cyxtera DC Holdings, Inc., 9.860% (3 Month US LIBOR + 7.250%), 5/1/25	50,000	45,250
		92,931
Telecommunications Equipment: 0.4%
CommScope, Inc., 5.750% (1 Month US LIBOR + 3.250%), 2/7/26	50,000	49,917
Transportation Excluding Air/Rail: 0.7%
CB URS Holdings Corp., 7.749% (1 Month US LIBOR + 5.250%), 10/19/24	49,610	48,990
YRC Worldwide, Inc., 11.244% (3 Month US LIBOR + 8.500%), 7/26/22	49,542	48,711
		97,701
Total Bank Loans (cost $2,281,111)		2,266,080

Common Stock: 0.0%	Shares
Media-Cable: 0.0%
ACC Claims Holdings LLC (e)(f)	11,610	–
Total Common Stock (cost $237)		–

Mutual Fund: 23.3%
Bank Loan Related: 23.3%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (g)	345,334	3,429,166
Total Mutual Fund (cost $3,503,376)		3,429,166

Preferred Stock: 0.0%
Spanish Broadcasting Systems, Inc. 10.750% Cash or 10.750% PIK (e)(h)	1	40
Total Preferred Stock (cost $613)		40

U.S. Government Note: 0.9%	Principal
United States Treasury Fixed Rate Note
2.875%, 10/31/20	$135,000	136,113
Total U.S. Government Note (cost $135,052)		136,113

Short-Term Investment: 3.5%
Money Market Deposit Account: 3.5%
U.S. Bank Money Market Deposit Account, 2.300%	512,642	512,642
Total Short-Term Investment (cost $512,642)		512,642

Total Investments - 99.1% (cost $14,559,128)		14,586,585
Other Assets and Liabilities 0.9%		138,712
Net Assets: 100.0%		$14,725,297

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2019, the value of these investments was $4,302,874, or 29.2% of total net assets.

(b)	Variable rate security. The rate listed is as of March 31, 2019.
(c)	Payment-in-kind security which may pay/invest interest in additional par/shares and/or in cash. As of March 31, 2019, the total payment-in-kind was $0, or 0.0%, of total net assets.
(d)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(f)	No distribution or dividend was made during the period ending March 31, 2019. As such, it is classified as a non-income producing security as of March 31, 2019.
(g)	Affiliated company. See Note 2.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. No distribution or dividend was made during the period ended March 31, 2019. As such, it is classified as a non-income producing security as of March 31, 2019.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:
Cost of investments	$14,559,128
Gross unrealized appreciation	239,371
Gross unrealized depreciation	(211,914)
Net unrealized appreciation	$27,457

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.80%
Canada	3.01%
Luxembourg	2.29%
France	1.73%
Cayman Islands	1.57%
Malta	1.36%
United Kingdom	0.88%
Netherlands	0.36%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Bank Loans: 85.2% (a)	Principal	Value
Aerospace: 0.7%
Ducommun, Inc., 6.499%, 11/21/25
(1 Month US LIBOR + 4.000%)	$67,709	$67,539
(1 Month US LIBOR + 4.000%)	52,083	51,953
Dynasty Acquisition Co., Inc., 6.602% (1 Month US LIBOR + 4.000%), 1/24/26	97,552	97,525
Standard Aero Ltd., 6.602% (1 Month US LIBOR + 4.000%), 1/24/26	52,448	52,433
		269,450
Airline Companies: 1.7%
Allegiant Travel Co., 7.233% (3 Month US LIBOR + 4.500%), 2/5/24	150,000	149,250
American Airlines, Inc., 4.240% (1 Month US LIBOR + 1.750%), 6/27/25	334,545	325,047
United Airlines, Inc., 4.249% (1 Month US LIBOR + 1.750%), 4/1/24	149,239	147,233
		621,530
Auto Parts & Equipment: 0.4%
Gates Global LLC, 5.249% (1 Month US LIBOR + 2.750%), 3/31/24	149,242	147,164
Automotive: 0.7%
Navistar, Inc., 6.000% (1 Month US LIBOR + 3.500%), 11/6/24	247,500	246,366
Building & Construction: 0.3%
Janus International Group LLC, 5.499% (1 Month US LIBOR + 3.000%), 2/15/25	123,750	119,109
Building Materials: 1.4%
Beacon Roofing Supply, Inc., 4.749% (1 Month US LIBOR + 2.250%), 1/2/25	149,246	145,266
Foundation Building Materials LLC, 5.499% (1 Month US LIBOR + 3.000%), 7/30/25	149,625	146,445
Quikrete Holdings, Inc., 5.249% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	234,332
		526,043
Building Products: 0.7%
Atkore International, Inc., 5.360% (3 Month US LIBOR + 2.750%), 12/22/23	239,994	236,994

Chemical Companies: 2.3%
Composite Resins Subholding BV, 6.983%, 8/1/25
(3 Month US LIBOR + 4.250%)	54,235	53,692
(3 Month US LIBOR + 4.250%)	11,638	11,522
(3 Month US LIBOR + 4.250%)	8,565	8,479
Encapsys LLC, 5.749% (1 Month US LIBOR + 3.250%), 10/27/24	123,750	120,966
HB Fuller Co., 4.488% (1 Month US LIBOR + 2.000%), 10/20/24	226,076	221,767
Tronox Blocked Borrower LLC, 5.499% (1 Month US LIBOR + 3.000%), 9/22/24	161,192	160,336
Tronox Finance LLC, 5.499% (1 Month US LIBOR + 3.000%), 9/22/24	74,637	74,240
Univar USA, Inc., 4.749% (1 Month US LIBOR + 2.250%), 7/1/24	200,000	197,500
		848,502
Computer Hardware: 0.4%
Dell International LLC, 4.250% (1 Month US LIBOR + 1.750%), 3/13/24	146,053	144,592
Consumer/Commercial/Lease Financing: 0.4%
Avolon TLB Borrower 1 US LLC, 4.488% (1 Month US LIBOR + 2.000%), 1/15/25	160,235	158,775
Consumer-Products: 1.6%
BDF Acquisition Corp., 7.749% (1 Month US LIBOR + 5.250%), 8/8/23	197,922	189,016
HLF Financing Sarl LLC, 5.749% (1 Month US LIBOR + 3.250%), 8/16/25	248,750	248,790
JP Intermediate B LLC, 8.244% (3 Month US LIBOR + 5.500%), 11/20/25	148,125	138,744
		576,550
Defense: 0.4%
The KeyW Corp., 6.993% (1 Month US LIBOR + 4.500%), 5/8/24	139,535	139,709

Diversified Capital Goods: 1.0%
Harsco Corp., 4.750% (1 Month US LIBOR + 2.250%), 12/8/24	245,648	244,727
Thermon Holding Corp., 6.239% (1 Month US LIBOR + 3.750%), 10/30/24	103,250	102,992
		347,719
Diversified Financial Services: 0.6%
Canyon Valor Cos, Inc., 5.553% (3 Month US LIBOR + 2.750%), 6/16/23	234,173	232,051
Diversified Telecommunication Services: 0.6%
Consolidated Communications, Inc., 5.500% (1 Month US LIBOR + 3.000%), 10/5/23	245,928	232,198
Electric Utilities: 0.3%
Compass Power Generation LLC, 5.999% (1 Month US LIBOR + 3.500%), 12/20/24	120,499	120,399
Electric-Generation: 3.4%
Calpine Corp., 5.110% (3 Month US LIBOR + 2.500%), 1/15/23	240,047	239,577
Calpine Corp., 5.340% (1 Month US LIBOR + 2.750%), 4/1/26	250,000	247,328
Edgewater Generation LLC, 6.249% (1 Month US LIBOR + 3.750%), 12/13/25	174,563	174,039
Lightstone Holdco LLC, 6.249% (1 Month US LIBOR + 3.750%), 1/30/24	285,444	275,513
Lightstone Holdco LLC, 6.249% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	15,539
Talen Energy Supply LLC, 6.499% (1 Month US LIBOR + 4.000%), 4/13/24	173,751	171,906
TerraForm Power Operating LLC, 4.499% (1 Month US LIBOR + 2.000%), 11/8/22	123,437	120,197
		1,244,099
Electric-Integrated: 0.6%
Pike Corp., 6.000% (1 Month US LIBOR + 3.500%), 3/23/25	234,639	234,287
Entertainment: 4.2%
Alterra Mountain Co., 5.499% (1 Month US LIBOR + 3.000%), 7/31/24	246,875	245,255
AMC Entertainment Holdings, Inc., 4.734% (1 Month US LIBOR + 2.250%), 12/15/22	149,613	149,426
Crown Finance US, Inc., 4.999% (1 Month US LIBOR + 2.500%), 2/28/25	212,836	207,639
Formula One Management Ltd., 4.999% (1 Month US LIBOR + 2.500%), 2/1/24	200,000	192,350
Life Time Fitness, Inc., 5.379% (3 Month US LIBOR + 2.750%), 6/15/22	241,947	238,792
Lions Gate Capital Holdings LLC, 4.749% (1 Month US LIBOR + 2.250%), 3/24/25	110,750	109,089
SeaWorld Parks & Entertainment, Inc., 5.499% (1 Month US LIBOR + 3.000%), 3/31/24	247,166	244,475
		1,387,026
Environmental & Waste: 0.5%
GFL Environmental, Inc., 5.499%, 5/31/25
(1 Month US LIBOR + 3.000%)	130,229	125,650
(1 Month US LIBOR + 3.000%)	61,153	59,003
(1 Month US LIBOR + 3.000%)	7,616	7,348
		192,001
Food & Drug Retailers: 0.7%
Albertson's LLC, 5.609% (3 Month US LIBOR + 3.000%), 12/21/22	243,787	241,688
Food-Wholesale: 1.0%
American Seafoods Group LLC, 5.250%, 8/21/23
(1 Month US LIBOR + 2.750%)	235,490	233,430
(1 Month US LIBOR + 2.750%)	3,609	3,577
Weight Watchers International, Inc., 7.560% (3 Month US LIBOR + 4.750%), 11/29/24	146,104	138,708
		375,715
Gaming: 3.0%
Boyd Gaming Corp., 4.658% (1 Week US LIBOR + 2.250%), 9/15/23	227,267	225,067
Eldorado Resorts, Inc., 4.875%, 4/17/24
(2 Month US LIBOR + 2.250%)	77,198	76,426
(2 Month US LIBOR + 2.250%)	68,793	68,105
(2 Month US LIBOR + 2.250%)	18,966	18,776
Gateway Casinos & Entertainment Ltd., 5.601% (3 Month US LIBOR + 3.000%), 3/13/25	223,499	222,523

Scientific Games International, Inc., 5.314%, 8/14/24
(2 Month US LIBOR + 2.750%)	199,092	193,689
(1 Month US LIBOR + 2.750%)	47,789	46,492
Stars Group Holdings BV, 6.101%, 7/10/25
(3 Month US LIBOR + 3.500%)	224,005	223,394
(3 Month US LIBOR + 3.500%)	17,369	17,321
		1,091,793
Gas Distribution: 0.7%
Tallgrass Energy, LP, 7.366% (3 Month US LIBOR + 4.750%), 3/11/26	150,000	150,187
Woodford Express LLC, 7.499% (1 Month US LIBOR + 5.000%), 1/26/25	123,750	119,612
		269,799
Gas Utilities: 0.7%
Vistra Operations Co. LLC, 4.749% (1 Month US LIBOR + 2.250%), 12/14/23	244,375	242,305
Health Care Equipment & Supplies: 0.8%
Exactech, Inc., 6.249% (1 Month US LIBOR + 3.750%), 2/14/25	123,750	122,977
Mallinckrodt International Finance SA, 5.351% (3 Month US LIBOR + 2.750%), 9/24/24	196,420	182,303
		305,280
Health Care Providers & Services: 1.1%
Press Ganey Holdings, Inc., 5.249% (1 Month US LIBOR + 2.750%), 10/23/23	222,602	217,593
Prospect Medical Holdings, Inc., 8.000% (1 Month US LIBOR + 5.500%), 2/24/24	124,062	112,587
R1 RCM, Inc., 7.749% (1 Month US LIBOR + 5.250%), 5/8/25	74,438	73,693
		403,873
Health Services: 3.1%
Acadia Healthcare Co., Inc., 4.999% (1 Month US LIBOR + 2.500%), 2/16/23	236,123	233,804
American Renal Holdings, Inc., 5.749% (1 Month US LIBOR + 3.250%), 6/22/24	223,295	211,851
Concentra, Inc., 5.240% (1 Month US LIBOR + 2.750%), 6/1/22	232,800	230,861
Gentiva Health Services, Inc., 6.250% (1 Month US LIBOR + 3.750%), 7/2/25	243,122	243,426
Select Medical Corp., 4.990% (1 Month US LIBOR + 2.500%), 3/6/25	223,991	222,871
		1,142,813
Hotels: 0.9%
Belmond Interfin Ltd., 5.249% (1 Month US LIBOR + 2.750%), 7/3/24	245,625	244,908
Marriott Ownership Resorts, Inc., 4.749% (1 Month US LIBOR + 2.250%), 8/29/25	99,750	99,126
		344,034
Independent Power and Renewable Electricity Producers: 0.4%
NRG Energy, Inc., 4.249% (1 Month US LIBOR + 1.750%), 6/30/23	149,615	147,729
Industrial Conglomerates: 1.0%
Deliver Buyer, Inc., 7.601% (3 Month US LIBOR + 5.000%), 5/1/24	148,864	147,189
MTS Systems Corp., 5.740% (1 Month US LIBOR + 3.250%), 7/5/23	213,704	211,567
		358,756
Insurance: 0.5%
Meredith Corp., 5.249% (1 Month US LIBOR + 2.750%), 1/31/25	170,486	169,964
Internet & Direct Marketing Retail: 0.5%
Shutterfly, Inc., 5.250% (1 Month US LIBOR + 2.750%), 8/17/24	169,096	166,189
Investments & Miscellaneous Financial Services: 5.1%
The Edelman Financial Center LLC, 6.037% (3 Month US LIBOR + 3.250%), 7/19/25	199,500	197,693
FinCo I LLC, 4.499% (1 Month US LIBOR + 2.000%), 12/27/22	214,387	212,619
iStar, Inc., 5.235%, 6/28/23
(1 Month US LIBOR + 2.750%)	125,000	123,906
(1 Month US LIBOR + 2.750%)	123,125	122,048
LPL Holdings, Inc., 4.737% (1 Month US LIBOR + 2.250%), 9/21/24	245,634	243,281
Russell Investments US Institutional Holdco, Inc., 5.851% (3 Month US LIBOR + 3.250%), 6/1/23	342,360	336,940
Trans Union LLC, 4.499% (1 Month US LIBOR + 2.000%), 6/19/25	248,125	244,507
VeriFone Systems, Inc., 6.683% (3 Month US LIBOR + 4.000%), 8/20/25	199,500	196,258

WisdomTree International Holdings Ltd., 4.232% (1 Month US LIBOR + 1.750%), 1/31/21	200,000	194,000
		1,871,252
IT Services: 1.3%
NAB Holdings LLC, 5.601% (3 Month US LIBOR + 3.000%), 6/30/24	246,262	238,259
Paysafe Holdings US Corp., 5.999% (1 Month US LIBOR + 3.500%), 1/1/25	247,500	242,473
		480,732
Machinery: 0.8%
Milacron LLC, 4.999% (1 Month US LIBOR + 2.500%), 9/28/23	144,783	141,525
Savage Enterprises LLC, 6.990% (1 Month US LIBOR + 4.500%), 8/1/25	134,352	134,394
		275,919
Machinery Companies: 0.6%
Welbilt, Inc., 4.999% (1 Month US LIBOR + 2.500%), 10/23/25	237,500	233,938
Media-Broadcast: 4.6%
Beasley Mezzanine Holdings LLC, 6.482% (1 Month US LIBOR + 4.000%), 11/1/23	238,871	236,184
CBS Radio, Inc., 5.249% (1 Month US LIBOR + 2.750%), 11/17/24	146,046	141,810
CSC Holdings LLC, 4.734% (1 Month US LIBOR + 2.250%), 7/17/25	246,241	238,898
Gray Television, Inc., 4.732% (1 Month US LIBOR + 2.250%), 2/7/24	231,834	228,704
ION Media Networks, Inc., 5.250% (1 Month US LIBOR + 2.750%), 12/18/20	150,000	149,437
Sinclair Television Group, Inc., 4.750% (1 Month US LIBOR + 2.250%), 1/3/24	244,375	241,474
Univision Communications, Inc., 5.249% (1 Month US LIBOR + 2.750%), 3/15/24	93,738	88,179
Urban One, Inc., 6.500% (1 Month US LIBOR + 4.000%), 4/18/23	114,814	109,289
WideOpenWest Finance LLC, 5.741% (1 Month US LIBOR + 3.250%), 8/19/23	246,250	236,708
		1,670,683
Media-Cable: 1.7%
Charter Communications Operating LLC, 4.500% (1 Month US LIBOR + 2.000%), 4/30/25	149,621	148,499
Cogeco Communications USA II LP, 4.874% (1 Month US LIBOR + 2.375%), 1/4/25	249,372	245,541
Radiate Holdco LLC, 5.499% (1 Month US LIBOR + 3.000%), 2/1/24	245,000	239,184
		633,224
Metals & Mining: 2.1%
Big River Steel LLC, 7.601% (3 Month US LIBOR + 5.000%), 8/23/23	295,997	296,737
Peabody Energy Corp., 5.249% (1 Month US LIBOR + 2.750%), 3/31/25	248,120	246,880
Zekelman Industries, Inc., 4.740% (1 Month US LIBOR + 2.250%), 6/14/21	244,397	241,831
		785,448
Metals/Mining Excluding Steel: 1.4%
Aleris International, Inc., 7.249% (1 Month US LIBOR + 4.750%), 2/27/23	148,875	148,577
American Rock Salt Co. LLC, 6.249% (1 Month US LIBOR + 3.750%), 3/21/25	198,373	197,381
CONSOL Energy, Inc., 7.250% (1 Month US LIBOR + 4.500%), 9/26/24	150,000	151,688
		497,646
Mortgage Real Estate Investment Trusts (REITs): 0.7%
GGP Nimbus LLC, 4.995%, 8/24/25
(1 Month US LIBOR + 2.500%)	186,668	179,435
(1 Month US LIBOR + 2.500%)	62,082	59,676
		239,111
Multi-Line Insurance: 1.0%
Asurion LLC, 5.499% (1 Month US LIBOR + 3.000%), 8/4/22	136,322	135,494
HUB International Ltd., 5.515% (3 Month US LIBOR + 2.750%), 4/25/25	248,125	239,647
		375,141
Multi-Utilities: 0.6%
PowerTeam Services LLC, 5.851% (3 Month US LIBOR + 3.250%), 3/6/25	219,009	208,606
Non-Food & Drug Retailers: 0.9%
Calceus Acquisition, Inc., 8.004% (1 Month US LIBOR + 5.500%), 2/12/25	125,000	123,985
Michaels Stores, Inc., 4.999%, 1/28/23
(1 Month US LIBOR + 2.500%)	101,326	99,130

(1 Month US LIBOR + 2.500%)	58,769	57,496
(1 Month US LIBOR + 2.500%)	53,444	52,286
(1 Month US LIBOR + 2.500%)	10,133	9,913
		342,810
Oil, Gas & Consumable Fuels: 0.8%
Apergy Corp., 5.000%, 5/9/25
(1 Month US LIBOR + 2.500%)	102,410	101,513
(Prime US LIBOR + 1.500%)	1,506	1,493
Centurion Pipeline Co. LLC, 5.851% (3 Month US LIBOR + 3.250%), 9/30/25	199,500	198,586
		301,592
Other Industrial & Manufacturing: 0.6%
RBS Global, Inc., 4.499% (1 Month US LIBOR + 2.000%), 8/21/24	226,562	224,091
Packaging: 0.9%
Berry Global, Inc., 4.610% (2 Month US LIBOR + 2.000%), 10/1/22	174,680	173,370
Reynolds Group Holdings, Inc., 5.249%, 2/5/23
(1 Month US LIBOR + 2.750%)	93,599	92,429
(1 Month US LIBOR + 2.750%)	34,547	34,115
(1 Month US LIBOR + 2.750%)	21,091	20,827
		320,741
Pharmaceuticals: 1.2%
Amneal Pharmaceuticals LLC, 6.000% (1 Month US LIBOR + 3.500%), 5/4/25	198,726	197,980
Jaguar Holding Co. II, 4.999% (1 Month US LIBOR + 2.500%), 8/18/22	248,708	245,940
		443,920
Pharmaceuticals & Devices: 2.3%
Bausch Health Americas, Inc., 5.481% (1 Month US LIBOR + 3.000%), 6/1/25	231,254	229,603
Endo International PLC, 6.750% (1 Month US LIBOR + 4.250%), 4/27/24	245,625	240,673
Greatbatch Ltd., 5.490% (1 Month US LIBOR + 3.000%), 10/27/22	145,018	144,973
Kinetic Concepts, Inc., 5.851% (3 Month US LIBOR + 3.250%), 2/3/24	122,195	121,394
LUX HOLDCO III, 5.579%, 3/28/25
(2 Month US LIBOR + 3.000%)	120,195	118,918
(2 Month US LIBOR + 3.000%)	3,555	3,518
		859,079
Restaurants: 0.8%
Del Frisco's Restaurant Group, Inc., 8.500% (1 Month US LIBOR + 6.000%), 6/27/25	148,875	142,920
IRB Holding Corp., 5.739% (1 Month US LIBOR + 3.250%), 2/5/25	149,246	145,329
		288,249
Road & Rail: 0.3%
Daseke Cos, Inc., 7.499% (1 Month US LIBOR + 5.000%), 2/27/24	123,438	122,975
Semiconductors & Semiconductor Equipment: 1.0%
Cohu, Inc., 5.601% (3 Month US LIBOR + 3.000%), 10/1/25	174,125	168,031
Xperi Corp., 4.999% (1 Month US LIBOR + 2.500%), 12/1/23	185,000	181,146
		349,177
Software: 0.7%
Omnitracs LLC, 5.357% (3 Month US LIBOR + 2.750%), 3/23/25	248,187	241,258
Software/Services: 5.2%
Avaya, Inc., 6.777%, 12/15/24
(1 Month US LIBOR + 4.250%)	154,272	153,468
(2 Month US LIBOR + 4.250%)	93,286	92,800
Blucora, Inc., 5.499% (1 Month US LIBOR + 3.000%), 5/22/24	176,667	175,783
Carbonite, Inc., 6.306% (1 Month US LIBOR + 3.750%), 3/26/26	150,000	149,812
First Data Corp., 4.485% (1 Month US LIBOR + 2.000%), 4/26/24	230,733	230,008
Go Daddy Operating Co. LLC, 4.749%, 2/15/24
(1 Month US LIBOR + 2.250%)	113,660	112,729

(1 Month US LIBOR + 2.250%)	85,326	84,628
Infor US, Inc., 5.249% (1 Month US LIBOR + 2.750%), 2/1/22	150,000	149,179
Match Group, Inc., 5.078% (2 Month US LIBOR + 2.500%), 11/16/22	109,375	109,034
McAfee LLC, 6.249% (1 Month US LIBOR + 3.750%), 9/29/24	243,504	243,098
New Media Holdings II LLC, 8.749% (1 Month US LIBOR + 6.250%), 7/14/22	148,684	147,383
SS&C European Holdings Sarl, 4.749% (1 Month US LIBOR + 2.250%), 4/16/25	58,262	57,724
SS&C Technologies, Inc., 4.749% (1 Month US LIBOR + 2.250%), 4/16/25	81,033	80,284
Web.com Group, Inc., 6.243% (1 Month US LIBOR + 3.750%), 10/11/25	136,301	134,343
		1,920,273
Specialty Retail: 0.7%
Staples, Inc., 6.489% (1 Month US LIBOR + 4.000%), 9/12/24	248,366	246,103
Support-Services: 3.8%
Aramark Services, Inc., 4.249% (1 Month US LIBOR + 1.750%), 3/11/25	233,166	231,125
KAR Auction Services, Inc., 4.875% (3 Month US LIBOR + 2.250%), 3/11/21	150,000	149,813
PetVet Care Centers LLC, 5.235% (1 Month US LIBOR + 2.750%), 2/14/25	172,273	162,798
PetVet Care Centers LLC, 5.235% (1 Month US LIBOR + 2.750%), 2/14/25 (b)	50,949	48,147
Prime Security Services Borrower, LLC, 5.249%, 5/2/22
(1 Month US LIBOR + 2.750%)	220,747	218,182
(1 Month US LIBOR + 2.750%)	26,734	26,423
The Hertz Corp., 5.250% (1 Month US LIBOR + 2.750%), 6/30/23	246,144	241,300
UOS LLC, 7.998%, 4/18/23
(1 Month US LIBOR + 5.500%)	269,036	269,036
(1 Month US LIBOR + 5.500%)	26,336	26,336
		1,373,160
Telecom-Integrated/Services: 5.2%
Altice France SA, 6.484% (1 Month US LIBOR + 4.000%), 8/14/26	149,625	143,042
CenturyLink, Inc., 5.249% (1 Month US LIBOR + 2.750%), 1/31/25	222,435	217,848
CenturyLink, Inc., 5.249% (1 Month US LIBOR + 2.750%), 9/30/22	148,026	147,533
Cincinnati Bell, Inc., 5.749% (1 Month US LIBOR + 3.250%), 10/2/24	248,750	245,817
Cyxtera DC Holdings, Inc., 5.600% (3 Month US LIBOR + 3.000%), 5/1/24	198,550	191,933
Intelsat Jackson Holdings SA, 6.240% (1 Month US LIBOR + 3.750%), 11/27/23	125,000	123,008
Level 3 Parent LLC, 4.735% (1 Month US LIBOR + 2.250%), 2/22/24	250,000	246,823
MLN US Holdco LLC, 6.999% (1 Month US LIBOR + 4.500%), 11/30/25	149,625	146,707
Sprint Communications, Inc., 5.000% (1 Month US LIBOR + 2.500%), 2/3/24	221,067	214,987
Telesat LLC, 5.110% (3 Month US LIBOR + 2.500%), 11/17/23	238,703	235,062
		1,912,760
Telecommunications Equipment: 1.3%
CommScope, Inc., 5.750% (1 Month US LIBOR + 3.250%), 2/7/26	300,000	299,499
Dawn Acquisition LLC, 6.351% (3 Month US LIBOR + 3.750%), 12/31/25	174,562	165,180
		464,679
Telecom-Wireless: 0.7%
Sable International Finance Ltd., 5.749% (1 Month US LIBOR + 3.250%), 1/31/26	250,000	248,908
Trading Companies & Distributors: 0.3%
DXP Enterprises, Inc., 7.249% (1 Month US LIBOR + 4.750%), 8/29/23	99,747	98,999
Transportation Excluding Air/Rail: 0.7%
CB URS Holdings Corp., 7.749% (1 Month US LIBOR + 5.250%), 10/19/24	144,180	142,378
Deck Chassis Acquisition, Inc., 8.693% (3 Month US LIBOR + 6.000%), 6/15/23	125,000	126,094
		268,472
Water Utilities: 1.3%
EWT Holdings III Corp., 5.499% (1 Month US LIBOR + 3.000%), 12/20/24	255,763	252,566
Shape Technologies Group, Inc., 5.776% (1 Month US LIBOR + 3.000%), 4/20/25	223,313	219,963
		472,529
Total Bank Loans (cost $31,384,348)		31,055,977

Corporate Bonds: 9.8%
Aerospace: 0.5%
Bombardier, Inc., 8.750%, 12/1/21 (c)	175,000	193,375
Airline Companies: 0.5%
VistaJet Malta Finance PLC, 7.750%, 6/1/20 (c)	200,000	198,500
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	95,000	97,257
Meritor, Inc., 6.250%, 2/15/24	200,000	205,500
		302,757
Computer Hardware: 0.5%
NCR Corp., 5.000%, 7/15/22	195,000	194,512
Electric-Generation: 0.3%
Talen Energy Supply LLC, 9.500%, 7/15/22 (c)	100,000	107,500
Entertainment: 0.6%
NCL Corp. Ltd., 4.750%, 12/15/21 (c)	201,000	203,261
Food & Drug Retailers: 0.6%
Ingles Markets, Inc., 5.750%, 6/15/23	235,000	239,406
Investments & Miscellaneous Financial Services: 0.7%
Icahn Enterprises LP, 6.000%, 8/1/20	150,000	151,425
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	102,585
		254,010
Media-Broadcast: 0.3%
Gray Television, Inc., 5.125%, 10/15/24 (c)	100,000	100,250
Media-Cable: 1.2%
Altice France SA, 6.250%, 5/15/24 (c)	200,000	201,500
DISH DBS Corp., 5.875%, 7/15/22	230,000	222,594
		424,094
Non-Food & Drug Retailers: 0.8%
Hot Topic, Inc., 9.250%, 6/15/21 (c)	178,000	177,555
The Men's Wearhouse, Inc., 7.000%, 7/1/22	100,000	98,500
		276,055
Oil Field Equipment & Services: 0.5%
Nabors Industries, Inc., 5.000%, 9/15/20	190,000	190,950
Pharmaceuticals & Devices: 0.3%
Bausch Health Cos, Inc., 5.875%, 5/15/23 (c)	100,000	101,000
Steel Producers/Products: 0.4%
AK Steel Corp., 7.625%, 10/1/21	150,000	150,375
Support-Services: 0.6%
The Hertz Corp., 7.625%, 6/1/22 (c)	200,000	204,700
Telecom-Integrated/Services: 0.6%
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (c)	80,000	92,000
Qwest Corp., 6.750%, 12/1/21	125,000	133,006
		225,006
Telecom-Wireless: 0.6%
Sprint Communications, Inc., 6.000%, 11/15/22	225,000	226,755
Total Corporate Bonds (cost $3,539,103)		3,592,506

U.S. Government Note: 2.0%	Principal
United States Treasury Fixed Rate Note
2.875%, 10/31/20	$725,000	730,976
Total U.S. Government Note (cost $729,193)		730,976

Short-Term Investment: 3.1%
Money Market Deposit Account: 3.1%
U.S. Bank Money Market Deposit Account, 2.300%	1,151,596	1,151,596
Total Short-Term Investment (cost $1,151,596)		1,151,596

Total Investments - 100.1% (cost $36,804,240)		36,531,055
Other Assets and Liabilities (0.1)%		98,843
Net Assets: 100.0%		$36,629,898

Percentages are stated as a percent of net assets.

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	All or a portion of the loan is unfunded.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2019, the value of these investments was $1,579,641, or 4.3% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:
Cost of investments	$36,804,240
Gross unrealized appreciation	115,781
Gross unrealized depreciation	(388,966)
Net unrealized depreciation	$(273,185)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	97.29%
Canada	0.81%
Bermuda	0.56%
France	0.55%
Malta	0.54%
Luxembourg	0.25%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds: 78.1%	Principal	Value
Airline Companies: 1.3%
Air Canada, 7.750%, 4/15/21 (a)	$269,000	$288,166
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	65,000	65,806
		353,972
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	23,000	23,546
Gates Global LLC, 6.000%, 7/15/22 (a)	115,000	115,450
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	80,062
		219,058
Automotive: 2.2%
Fiat Chrysler Automobiles NV, 5.250%, 4/15/23	420,000	433,125
Jaguar Land Rover Automotive PLC, 3.500%, 3/15/20 (a)	200,000	198,500
		631,625
Banking: 4.1%
Ally Financial, Inc., 8.000%, 3/15/20	525,000	548,625
Ally Financial, Inc., 7.500%, 9/15/20	190,000	201,400
Ally Financial, Inc., 3.750%, 11/18/19	60,000	60,150
Ally Financial, Inc., 4.125%, 2/13/22	60,000	60,525
CIT Group, Inc., 4.125%, 3/9/21	275,000	278,437
		1,149,137
Brokerage: 0.5%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	130,000	132,275
Building & Construction: 3.5%
KB Home, 8.000%, 3/15/20	150,000	156,225
KB Home, 7.000%, 12/15/21	145,000	155,150
Lennar Corp., 4.500%, 11/15/19	210,000	210,262
Lennar Corp., 8.375%, 1/15/21	195,000	210,600
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	35,742
TRI Pointe Group, Inc., 4.875%, 7/1/21	135,000	135,169
William Lyon Homes, Inc., 7.000%, 8/15/22	90,000	90,225
		993,373
Chemical Companies: 1.8%
Blue Cube Spinco LLC, 9.750%, 10/15/23	105,000	116,812
CF Industries, Inc., 7.125%, 5/1/20	54,000	56,362
Methanex Corp., 3.250%, 12/15/19	220,000	219,863
WR Grace & Co-Conn, 5.125%, 10/1/21 (a)	115,000	118,761
		511,798
Computer Hardware: 6.4%
Dell International LLC, 5.875%, 6/15/21 (a)	365,000	371,849
EMC Corp., 2.650%, 6/1/20	535,000	531,013
NCR Corp., 4.625%, 2/15/21	340,000	339,405
NCR Corp., 6.375%, 12/15/23	85,000	87,395
Xerox Corp., 4.500%, 5/15/21	480,000	484,800
		1,814,462
Consumer/Commercial/Lease Financing: 4.6%
DAE Funding LLC, 5.250%, 11/15/21 (a)	175,000	178,500
Navient Corp., 6.500%, 6/15/22	90,000	93,797

Navient Corp., 8.000%, 3/25/20	415,000	431,600
Navient Corp., 7.250%, 1/25/22	322,000	341,320
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	140,000	143,486
Springleaf Finance Corp., 8.250%, 12/15/20	100,000	107,375
		1,296,078
Consumer-Products: 0.9%
Edgewell Personal Care Co., 4.700%, 5/19/21	125,000	127,188
Prestige Brands, Inc., 5.375%, 12/15/21 (a)	120,000	120,900
		248,088
Diversified Capital Goods: 1.3%
Actuant Corp., 5.625%, 6/15/22	150,000	151,312
Anixter, Inc., 5.125%, 10/1/21	110,000	113,300
Griffon Corp., 5.250%, 3/1/22	105,000	103,294
		367,906
Electric-Generation: 1.2%
DPL, Inc., 6.750%, 10/1/19	27,000	27,135
DPL, Inc., 7.250%, 10/15/21	180,000	193,464
Vistra Energy Corp., 7.375%, 11/1/22	60,000	62,250
Vistra Energy Corp., 7.625%, 11/1/24	60,000	63,451
		346,300
Energy-Exploration & Production: 2.3%
Antero Resources Corp., 5.375%, 11/1/21	100,000	100,375
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	80,000	82,800
QEP Resources, Inc., 6.875%, 3/1/21	120,000	123,000
Range Resources Corp., 5.750%, 6/1/21	120,000	121,800
Resolute Energy Corp., 8.500%, 5/1/20	65,000	65,000
Unit Corp., 6.625%, 5/15/21	80,000	76,800
WPX Energy, Inc., 8.250%, 8/1/23	75,000	84,375
		654,150
Entertainment: 0.3%
NCL Corp. Ltd., 4.750%, 12/15/21 (a)	70,000	70,788
Food & Drug Retailers: 0.1%
Ingles Markets, Inc., 5.750%, 6/15/23	40,000	40,750
Food-Wholesale: 0.3%
TreeHouse Foods, Inc., 4.875%, 3/15/22	95,000	96,041
Gaming: 5.2%
GLP Capital LP, 4.375%, 4/15/21	120,000	121,717
MGM Resorts International, 7.750%, 3/15/22	365,000	403,325
MGM Resorts International, 6.750%, 10/1/20	305,000	319,869
MGM Resorts International, 6.625%, 12/15/21	409,000	437,119
Scientific Games International, Inc., 10.000%, 12/1/22	165,000	173,662
		1,455,692
Gas Distribution: 2.7%
DCP Midstream Operating LP, 5.350%, 3/15/20 (a)	90,000	91,462
Energy Transfer Operating LP, 7.500%, 10/15/20	240,000	255,429
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 (a)	155,000	155,378
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	255,000	260,419
		762,688
Health Services: 3.1%
Centene Corp., 5.625%, 2/15/21	450,000	456,750
Select Medical Corp., 6.375%, 6/1/21	405,000	406,013
		862,763

Hospitals: 6.9%
HCA Healthcare, Inc., 6.250%, 2/15/21	355,000	373,052
HCA, Inc., 6.500%, 2/15/20	185,000	190,403
HCA, Inc., 7.500%, 2/15/22	420,000	463,176
Tenet Healthcare Corp., 6.000%, 10/1/20	838,000	867,330
Tenet Healthcare Corp., 4.750%, 6/1/20	45,000	45,562
		1,939,523
Hotels: 0.8%
RHP Hotel Properties LP, 5.000%, 4/15/21	50,000	50,000
Wyndham Destinations, Inc., 5.625%, 3/1/21	175,000	180,688
		230,688
Investments & Miscellaneous Financial Services: 3.9%
Icahn Enterprises LP, 6.000%, 8/1/20	500,000	504,750
Icahn Enterprises LP, 6.250%, 2/1/22	588,000	603,200
		1,107,950
Media-Broadcast: 1.1%
Charter Communications Operating LLC, 3.579%, 7/23/20	170,000	171,253
Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	45,000
Tribune Media Co., 5.875%, 7/15/22	100,000	102,062
		318,315
Media-Cable: 1.8%
Cablevision Systems Corp., 8.000%, 4/15/20	110,000	114,950
CSC Holdings LLC, 6.750%, 11/15/21	120,000	128,250
DISH DBS Corp., 7.875%, 9/1/19	110,000	111,375
DISH DBS Corp., 6.750%, 6/1/21	160,000	164,960
		519,535
Media-Diversified: 0.7%
Netflix, Inc., 5.375%, 2/1/21	95,000	98,652
Netflix, Inc., 5.500%, 2/15/22	95,000	99,631
		198,283
Metals & Mining: 2.9%
Arconic, Inc., 6.150%, 8/15/20	295,000	304,971
AK Steel corp., 73625%, 10/1/21	125,000	125,312
ArcelorMittal, 5.125%, 6/1/20	75,000	76,691
Freeport-McMoRan, Inc., 3.550%, 3/1/22	250,000	247,187
Peabody Energy Corp., 6.000%, 3/31/22 (a)	65,000	65,488
		819,649
Multi-Line Insurance: 0.4%
Genworth Holdings, Inc., 7.700%, 6/15/20	120,000	119,698
Non-Food & Drug Retailers: 2.0%
Foot Locker, Inc., 8.500%, 1/15/22	165,000	181,500
Hot Topic, Inc., 9.250%, 6/15/21 (a)	125,000	124,688
L Brands, Inc., 7.000%, 5/1/20	160,000	165,600
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	84,575
		556,363
Office Equipment: 0.2%
Avnet, Inc., 3.750%, 12/1/21	60,000	60,600
Oil Field Equipment & Services: 0.9%
Nabors Industries, Inc., 5.000%, 9/15/20	100,000	100,500
Pride International LLC, 6.875%, 8/15/20	55,000	54,450
SESI LLC, 7.125%, 12/15/21	45,000	40,331
Transocean, Inc., 8.375%, 12/15/21	60,000	63,150
		258,431

Oil Refining & Marketing: 0.3%
PBF Holding Co. LLC, 7.000%, 11/15/23	90,000	92,565
Packaging: 2.1%
Ardagh Packaging Finance PLC, 4.250%, 9/15/22 (a)	200,000	200,000
Ball Corp., 4.375%, 12/15/20	110,000	111,650
Berry Global, Inc., 6.000%, 10/15/22	110,000	113,300
Greif, Inc., 7.750%, 8/1/19	50,000	50,750
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	130,829	130,993
		606,693
Pharmaceuticals & Devices: 1.9%
Elanco Animal Health, Inc., 3.912%, 8/27/21 (a)	75,000	76,262
Kinetic Concepts, Inc., 7.875%, 2/15/21 (a)	105,000	107,491
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	125,000	124,375
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	225,000	221,414
		529,542
Real Estate Development & Management: 0.3%
Realogy Group LLC, 5.250%, 12/1/21 (a)	90,000	90,675
Real Estate Investment Trusts (REITs): 1.4%
iStar, Inc., 6.500%, 7/1/21	73,000	74,460
iStar, Inc., 4.625%, 9/15/20	190,000	192,138
Starwood Property Trust, Inc., 3.625%, 2/1/21	140,000	139,475
		406,073
Software/Services: 0.3%
Symantec Corp., 4.200%, 9/15/20	75,000	76,134

Support-Services: 2.6%
CoreCivic, Inc., 4.125%, 4/1/20	120,000	119,100
The ADT Security Corp., 6.250%, 10/15/21	170,000	178,338
The GEO Group, Inc., 5.875%, 1/15/22	130,000	125,450
The Hertz Corp., 7.375%, 1/15/21	125,000	124,844
The Hertz Corp., 5.875%, 10/15/20	182,000	181,955
		729,687
Telecom-Integrated/Services: 3.3%
CenturyLink, Inc., 6.450%, 6/15/21	150,000	156,187
CenturyLink, Inc., 5.625%, 4/1/20	130,000	132,495
Hughes Satellite Systems Corp., 7.625%, 6/15/21	235,000	252,627
Hughes Satellite Systems Corp., 6.500%, 6/15/19	120,000	120,612
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (a)	75,000	86,250
Qwest Corp., 6.750%, 12/1/21	172,000	183,017
		931,188
Telecommunications Equipment: 0.4%
CommScope, Inc., 5.000%, 6/15/21 (a)	125,000	124,906
Telecom-Wireless: 1.3%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	80,200
Sprint Communications, Inc., 7.000%, 8/15/20	180,000	185,850
Sprint Corp., 7.250%, 9/15/21	105,000	110,250
		376,300
Total Corporate Bonds (cost $22,011,211)		22,099,742

Bank Loans: 8.6% (c)
Airline Companies: 0.4%
American Airlines, Inc., 4.499% (1 Month US LIBOR + 2.000%), 4/28/23	125,000	122,461
Auto Parts & Equipment: 0.5%
Aptiv Corp., 3.750% (1 Month US LIBOR + 1.250%), 8/17/21	125,000	124,531
Computer Hardware: 0.4%
Dell International LLC, 4.250% (1 Month US LIBOR + 1.750%), 9/7/21	106,023	105,582
Electric-Generation: 0.4%
NRG Energy, Inc., 4.249% (1 Month US LIBOR + 1.750%), 6/30/23	124,361	122,793
Food-Wholesale: 0.9%
JBS USA LUX SA, 4.984%, 10/30/22
(3 Month US LIBOR + 2.500%)	212,872	211,197
(1 Month US LIBOR + 2.500%)	35,859	35,577
		246,774
Health Services: 0.7%
DaVita, Inc., 5.249% (1 Month US LIBOR + 2.750%), 6/24/21	198,955	198,645
Investments & Miscellaneous Financial Services: 0.4%
WisdomTree International Holdings Ltd., 4.232% (1 Month US LIBOR + 1.750%), 1/31/21	125,000	121,250
Media-Broadcast: 0.5%
ION Media Networks, Inc., 5.250% (1 Month US LIBOR + 2.750%), 12/18/20	125,000	124,531
Metals & Mining: 0.5%
Zekelman Industries, Inc., 4.740% (1 Month US LIBOR + 2.250%), 6/14/21	150,000	148,425
Non-Food & Drug Retailers: 0.4%
Michaels Stores, Inc., 4.999%, 1/28/23
(1 Month US LIBOR + 2.500%)	56,292	55,072
(1 Month US LIBOR + 2.500%)	32,650	31,942
(1 Month US LIBOR + 2.500%)	29,691	29,048
(1 Month US LIBOR + 2.500%)	5,629	5,507
		121,569
Packaging: 0.9%
Big Jack Holdings LP, 4.243% (1 Month US LIBOR + 1.750%), 1/6/21	250,000	248,908
Pharmaceuticals & Devices: 0.9%
Jaguar Holding Co. II, 4.999% (1 Month US LIBOR + 2.500%), 8/18/22	248,708	245,940
Semiconductors & Semiconductor Equipment: 0.4%
Cypress Semiconductor Corp., 4.500% (1 Month US LIBOR + 2.000%), 7/5/21	118,108	116,779
Software/Services: 0.4%
Infor US, Inc., 5.249% (1 Month US LIBOR + 2.750%), 2/1/22	125,000	124,316
Support-Services: 0.5%
KAR Auction Services, Inc., 4.875% (3 Month US LIBOR + 2.250%), 3/11/21	125,000	124,844
Telecom-Integrated/Services: 0.4%
CenturyLink, Inc., 5.249% (1 Month US LIBOR + 2.750%), 9/30/22	120,192	119,792
Total Bank Loans (cost $2,437,652)		2,417,140

Mutual Fund: 4.2%	Shares
Bank Loan Related: 4.2%
Penn Capital Defensive Floating Rate Income Fund (d)	119,475	1,186,390
Total Mutual Fund (cost $1,205,624)		1,186,390

U.S. Government Notes: 2.7%	Principal
United States Treasury Fixed Rate Note
1.375%, 12/15/19	525,000	521,185
United States Treasury Fixed Rate Note
2.750%, 11/30/20	250,000	251,719
Total U.S. Government Notes (cost $770,675)		772,904

Short-Term Investment: 4.3%
Money Market Deposit Account: 4.3%
U.S. Bank Money Market Deposit Account, 2.300%	1,226,103	1,226,103
Total Short-Term Investment (cost $1,226,103)		1,226,103

Total Investments - 97.9% (cost $27,651,265)		27,702,279
Other Assets and Liabilities 2.1%		586,540
Net Assets: 100.0%		$28,288,819

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2019, the value of these investments was $3,179,600, or 11.2% of total net assets.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. As of March 31, 2019, the total payment-in-kind was $0, or 0.0%, of total net assets.
(c)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(d)	Affiliated company. See Note 2.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$27,651,265
Gross unrealized appreciation	141,625
Gross unrealized depreciation	(90,611)
Net unrealized appreciation	$51,014

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	93.13%
Canada	1.83%
Netherlands	1.56%
Luxembourg	1.04%
Cayman Islands	0.75%
Ireland	0.72%
United Kingdom	0.72%
Bermuda	0.25%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2019 in valuing each Fund’s investments

Description	Level 1	Level 2	Level 3	Total
Penn Capital Managed Alpha SMID Cap Equity
Investments in Securities(a)
Common Stocks	$12,260,364	$-	$-	$12,260,364

Real Estate Investment Trusts (REITs)	1,367,777	-	-	1,367,777

Money Market Deposit Account	-	238,035	-	238,035

Total Investments in Securities	$13,628,141	$238,035	$-	$13,866,176

Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,879,913	$-	$-	$9,879,913

Contingent Value Right	-	94	-	94

Real Estate Investment Trusts (REITs)	379,302	-	-	379,302

Money Market Deposit Account	-	98,500	-	98,500

Total Investments in Securities	$10,259,215	$98,594	$-	$10,357,809

Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$8,174,636	$-	$8,174,636

Convertible Bond	-	67,908	-	67,908

Bank Loans	-	2,266,080	-	2,266,080

Mutual Fund	3,429,166	-	-	3,429,166

Preferred Stock	-	-	40	40

U.S. Government Note	-	136,113	-	136,113

Money Market Deposit Account	-	512,642	-	512,642

Total Investments in Securities	$3,429,166	$11,157,379	$40	$14,586,585

Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$31,055,977	$-	$31,055,977

Corporate Bonds	-	3,592,506	-	3,592,506

U.S. Government Note	-	730,976	-	730,976

Money Market Deposit Account	-	1,151,596	-	1,151,596

Total Investments in Securities	$-	$36,531,055	$-	$36,531,055

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$22,099,742	$-	$22,099,742

Bank Loans	-	2,417,140	-	2,417,140

Mutual Fund	1,186,390	-	-	1,186,390

U.S. Government Notes	-	772,904	-	772,904

Money Market Deposit Account	-	1,226,103	-	1,226,103

Total Investments in Securities	$1,186,390	$26,515,889	$-	$27,702,279

(a) All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of March 31, 2019:

Type of Assets	Fair Value as of March 31, 2019	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund

Preferred Stock
Spanish Broadcasting Systems, Inc.	$40	Broker Quote	Unpublished independent broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2018	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held as of March 31, 2019
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$46	$-	$-	$-	$-	$-	$(46)

Preferred Stock
Spanish Broadcasting Systems, Inc.	41	-	-	-	-	40	(1)

As of March 31, 2019 the change in unrealized depreciation on positions still held for securities that were considered Level 3 was $(47).

2) Transactions with Affiliates (unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2018 through March 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2018		Additions		Reductions							March 31, 2019
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	March 31, 2019 Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Depreciation Change	Realized Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	248,153	$ 2,520,274	97,181	$ 983,102	-	$ -	345,334	$ 122,081	$ -	$ (57,797)	$ -	$ 3,429,166	$ 3,503,376
		$ 2,520,274		$ 983,102		$ -		$ 122,081	$ -	$ (57,797)	$ -	$ 3,429,166	$ 3,503,376

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	183,599	$ 1,865,035	69,988	$ 705,195	(134,112)	$ (1,364,606)	119,475	$ 65,195	$ -	$ (6,717)	$ (14,606)	$ 1,186,390	$ 1,205,624
		$ 1,865,035		$ 705,195		$ (1,364,606)		$ 65,195	$ -	$ (6,717)	$ (14,606)	$ 1,186,390	$ 1,205,624

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  May 22, 2019

By (Signature and Title)  /s/ Gerald McBride
         Gerald McBride, Treasuer

Date  May 22, 2019

* Print the name and title of each signing officer under his or her signature.